THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT A


                 PORTFOLIO DIRECTOR FIXED AND VARIABLE ANNUITY
                  EQUITY DIRECTOR FIXED AND VARIABLE ANNUITY
                    GUP & GTS-VA FIXED AND VARIABLE ANNUITY
                   UIT-981 IMPACT FIXED AND VARIABLE ANNUITY
                 INDEPENDENCE PLUS FIXED AND VARIABLE ANNUITY
                     POTENTIA FIXED AND VARIABLE ANNUITY


                  SUPPLEMENT DATED FEBRUARY 28, 2014 TO THE
             PROSPECTUS AND STATEMENTS OF ADDITIONAL INFORMATION


       The following provides notification of the upcoming name change for the distributor of the VALIC contracts:

       Effective February 28, 2014, SunAmerica Capital Services, Inc. ("SACS") will change its name to AIG Capital Services, Inc. All references to SunAmerica Capital Services, Inc. and SACS will be replaced with AIG Capital Services, Inc. in Prospectuses and Statements of Additional Information.

          The Variable Annuity Life Insurance Company ("VALIC") is amending its Statements of Additional Information ("SAIs") for the purpose of giving notification of the availability of certain financial information of American International Group, Inc. ("AIG"), the parent company of VALIC, and of giving notification of the upcoming name change to the distributor of VALIC contracts.

          On March 30, 2011, American International Group, Inc. and VALIC entered into an Unconditional Capital Maintenance Agreement. As a result, the financial statements of American International Group, Inc. are made available to you. American International Group, Inc. does not underwrite any contracts referenced herein.

         The consolidated financial statements and financial statement schedules (including management's assessment of the effectiveness of internal control over financial reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2013, File No. 001-08787, was filed on February 20, 2014.

          AIG is subject to the informational requirements of the Securities Exchange Act of 1934. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com.

          You can also inspect and copy this information at SEC public facilities at the following locations:


Washington, District of Columbia
100 F. Street, N.E.,
Room 1580
Washington, DC 20549


Chicago, Illinois
175 W. Jackson Boulevard
Chicago, IL 60604


New York, New York
3 World Financial, Room 4300
New York, NY 10281